UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON CAPITAL MANAGEMENT RESEARCH FUND

FORM N-Q

JULY 31, 2010

LEGG MASON CAPITAL MANAGEMENT RESEARCH FUND

Schedule of investments (unaudited)	July 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.3%
CONSUMER DISCRETIONARY - 10.6%
Hotels, Restaurants & Leisure - 2.1%
Boyd Gaming Corp.	387	$3,274	*
Burger King Holdings Inc.	289	4,994
Yum! Brands Inc.	179	7,393

Total Hotels, Restaurants & Leisure		15,661

Household Durables - 1.8%
Fortune Brands Inc.	135	5,924
Stanley Black & Decker Inc.	133	7,716

Total Household Durables		13,640

Internet & Catalog Retail - 1.3%
Amazon.com Inc.	83	9,785	*

Leisure Equipment & Products - 0.5%
Eastman Kodak Co.	1,030	4,089	*

Multiline Retail - 1.2%
J.C. Penney Co. Inc.	365	8,990

Specialty Retail - 2.9%
Best Buy Co. Inc.	221	7,660
Lowe’s Cos. Inc.	686	14,228

Total Specialty Retail		21,888

Textiles, Apparel & Luxury Goods - 0.8%
Industria de Diseno Textil, S.A.	96	6,349

TOTAL CONSUMER DISCRETIONARY		80,402

CONSUMER STAPLES - 8.7%
Beverages - 2.8%
Diageo PLC, ADR	110	7,687
PepsiCo Inc.	208	13,501

Total Beverages		21,188

Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	106	6,012
Safeway Inc.	328	6,737

Total Food & Staples Retailing		12,749

Food Products - 1.1%
Kellogg Co.	166	8,308

Household Products - 3.1%
Energizer Holdings, Inc.	142	8,736	*
Procter & Gamble Co.	247	15,106

Total Household Products		23,842

TOTAL CONSUMER STAPLES		66,087

ENERGY - 9.2%
Energy Equipment & Services - 2.6%
Schlumberger Ltd.	191	11,395
Transocean Ltd.	191	8,826	*

Total Energy Equipment & Services		20,221

Oil, Gas & Consumable Fuels - 6.6%
Apache Corp.	65	6,213
Chesapeake Energy Corp.	273	5,741
CONSOL Energy Inc.	209	7,833
Exxon Mobil Corp.	307	18,322
Noble Energy Inc.	179	12,004

Total Oil, Gas & Consumable Fuels		50,113

TOTAL ENERGY		70,334

FINANCIALS - 15.3%
Capital Markets - 1.4%
Charles Schwab Corp.	331	4,896
State Street Corp.	160	6,227

Total Capital Markets		11,123

Commercial Banks - 1.3%
Fifth Third Bancorp	394	5,008

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT RESEARCH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2010

SECURITY	SHARES	VALUE
Commercial Banks - continued
Synovus Financial Corp.	1,799	$4,713

Total Commercial Banks		9,721

Consumer Finance - 3.7%
American Express Co.	326	14,552
Capital One Financial Corp.	199	8,424
SLM Corp.	418	5,016	*

Total Consumer Finance		27,992

Diversified Financial Services - 3.5%
Bank of America Corp.	715	10,039
Citigroup Inc.	1,428	5,855	*
JPMorgan Chase & Co.	265	10,674

Total Diversified Financial Services		26,568

Insurance - 5.4%
AFLAC Inc.	141	6,936
Assured Guaranty Ltd.	306	4,804
Berkshire Hathaway Inc., Class B Shares	230	17,968	*
Genworth Financial Inc., Class A Shares	550	7,469	*
Prudential Financial Inc.	64	3,666

Total Insurance		40,843

TOTAL FINANCIALS		116,247

HEALTH CARE - 12.5%
Biotechnology - 3.5%
Alkermes Inc.	470	6,063	*
Amgen Inc.	87	4,744	*
Dendreon Corp.	217	7,142	*
Genzyme Corp.	72	5,008	*
Human Genome Sciences Inc.	149	3,865	*

Total Biotechnology		26,822

Health Care Equipment & Supplies - 2.8%
Gen-Probe Inc.	117	5,261	*
Medtronic Inc.	183	6,766
Stryker Corp.	202	9,407

Total Health Care Equipment & Supplies		21,434

Health Care Providers & Services - 1.4%
Aetna Inc.	384	10,694

Health Care Technology - 0.7%
athenahealth Inc.	179	4,971	*

Pharmaceuticals - 4.1%
Forest Laboratories Inc.	187	5,189	*
Merck & Co. Inc.	418	14,405
Pfizer Inc.	774	11,610

Total Pharmaceuticals		31,204

TOTAL HEALTH CARE		95,125

INDUSTRIALS - 9.3%
Aerospace & Defense - 2.3%
Goodrich Corp.	169	12,315
Lockheed Martin Corp.	69	5,185

Total Aerospace & Defense		17,500

Commercial Services & Supplies - 0.8%
Republic Services Inc.	184	5,862

Construction & Engineering - 0.6%
Quanta Services Inc.	231	4,962	*

Industrial Conglomerates - 4.0%
3M Co.	99	8,468
General Electric Co.	710	11,445
United Technologies Corp.	149	10,594

Total Industrial Conglomerates		30,507

Professional Services - 0.8%
FTI Consulting Inc.	162	5,727	*

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT RESEARCH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2010

SECURITY	SHARES	VALUE
Road & Rail - 0.8%
Hertz Global Holdings Inc.	517	$6,070	*

TOTAL INDUSTRIALS		70,628

INFORMATION TECHNOLOGY - 22.7%
Communications Equipment - 5.5%
Cisco Systems Inc.	651	15,019	*
Nokia OYJ, ADR	512	4,869
QUALCOMM Inc.	567	21,591

Total Communications Equipment		41,479

Computers & Peripherals - 5.9%
Apple Inc.	57	14,663	*
EMC Corp.	827	16,366	*
Hewlett-Packard Co.	136	6,262
Synaptics Inc.	250	7,825	*

Total Computers & Peripherals		45,116

Internet Software & Services - 2.3%
eBay Inc.	201	4,203	*
Rackspace Hosting Inc.	416	7,779	*
Yahoo! Inc.	395	5,483	*

Total Internet Software & Services		17,465

IT Services - 0.8%
MasterCard Inc., Class A Shares	29	6,091

Semiconductors & Semiconductor Equipment - 2.7%
First Solar Inc.	41	5,143	*
Intel Corp.	381	7,849
Texas Instruments Inc.	296	7,308

Total Semiconductors & Semiconductor Equipment		20,300

Software - 5.5%
Autodesk Inc.	437	12,909	*
CA Inc.	354	6,924
Microsoft Corp.	258	6,659
Red Hat Inc.	484	15,561	*

Total Software		42,053

TOTAL INFORMATION TECHNOLOGY		172,504

MATERIALS - 2.9%
Chemicals - 0.4%
Monsanto Co.	58	3,355

Containers & Packaging - 0.8%
Sealed Air Corp.	282	6,100

Metals & Mining - 1.3%
Freeport-McMoRan Copper & Gold Inc., Class B Shares	60	4,292
Nucor Corp.	151	5,910

Total Metals & Mining		10,202

Paper & Forest Products - 0.4%
Weyerhaeuser Co.	164	2,660

TOTAL MATERIALS		22,317

TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
Sprint Nextel Corp.	1,318	6,023	*

UTILITIES - 3.3%
Electric Utilities - 1.0%
ITC Holdings Corp.	136	7,716

Independent Power Producers & Energy Traders - 2.3%
AES Corp.	583	6,011	*
Calpine Corp.	830	11,205	*

Total Independent Power Producers & Energy Traders		17,216

TOTAL UTILITIES		24,932

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT RESEARCH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2010

VALUE
TOTAL INVESTMENTS - 95.3% (Cost - $682,266#)	$724,599
Other Assets in Excess of Liabilities - 4.7%	35,602

TOTAL NET ASSETS - 100.0%	$760,201

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Capital Management Research Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid price provided by an independent pricing service, that is based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be also determined with the assistance of a pricing service using calculations based on indices of domestic securities and the appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$724,599	—	—	$724,599

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Investment Risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$48,882
Gross unrealized depreciation	(6,549)

Net unrealized appreciation	$42,333

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/S/ DAVID R. ODENATH
David R. Odenath
President

Date: September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ DAVID R. ODENATH
David R. Odenath President

Date: September 24, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak Chief Financial Officer

Date: September 24, 2010